Expense Example, No Redemption - PIMCO RAE Worldwide Long_Short PLUS Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	705	1,030	1,378	2,356	239	736	1,260	2,696